Additional Information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2014
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Condensed Financial Statements Disclosure

22. ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

The following condensed financial statements have been prepared in accordance with SEC Regulation S-X Rules 5-04 and 12-04.  The financial information of the parent company, Ku6 Media Company Limited, has been prepared using the same accounting policies as set out in the preceding footnotes to the consolidated financial statements except that the Company records its investment in subsidiaries under the equity method of accounting. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investment in subsidiaries” and the profit of the subsidiaries is presented as “Equity in losses of subsidiaries” on the statement of operations.

These statements should be read in conjunction with the preceding notes to the consolidated financial statements of the Group. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2013 and 2014, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements of the Group, if any.

FINANCIAL INFORMATION OF KU6 MEDIA CO., LTD.
CONDENSED BALANCE SHEETS

	December 31, 2013	December 31, 2014
	(in U.S. dollars, except number of shares)
Assets
Current assets:
Cash and cash equivalents	56,999	341,320
Prepaid expenses and other current assets	250,091	195,049
Amount due from subsidiaries and variable interest entities	15,709,401	—
Amount due from related parties	1,741,836	627
Total current assets	17,758,327	536,996
Investments in subsidiaries	8,082,866	19,690,895
Total assets	25,841,193	20,227,891

Liabilities and shareholders’ equity (deficit)
Accrued expenses and other current liabilities	701,375	541,961
Amounts due to subsidiaries and variable interest entities	24,711,656	23,821,671
Amounts due to related parties	375,000	—
Total current liabilities	25,788,031	24,363,632

Shareholders’ equity (deficit):
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 4,730,648,360 and 4,763,360,860 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	236,485	238,120
Additional paid-in capital	178,195,109	184,538,349
Accumulated deficit	(176,368,243)	(187,095,885)
Accumulated other comprehensive loss	(2,010,189)	(1,816,325)
Total shareholders’ equity (deficit)	53,162	(4,135,741)
Total liabilities and shareholders’ equity (deficit)	25,841,193	20,227,891

FINANCIAL INFORMATION OF KU6 MEDIA CO., LTD.
CONDENSED STATEMENTS OF OPERATIONS

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
	(in U.S. dollars, except number of shares)
Operating expenses:
Product development	278,168	269,876	208,656
Selling and marketing	30,773	54,503	3,802
General and administrative	1,119,757	1,403,657	928,506
Total operating expenses	1,428,698	1,728,036	1,140,964
Loss from operations	(1,428,698)	(1,728,036)	(1,140,964)
Interest income	349,525	30,483	3,463
Interest expense	—	—	—
Other (expense) / income	—	(739,530)	92,144
Foreign exchange (loss) / gain	(15,589)	355,337	(76)
Equity in losses of subsidiaries	(8,396,376)	(32,345,988)	(9,682,209)
Net loss	(9,491,138)	(34,427,734)	(10,727,642)

FINANCIAL INFORMATION OF KU6 MEDIA CO., LTD.
CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
	(in U.S. dollars, except number of shares)
Operating activities:
Net loss	(9,491,138)	(34,427,734)	(10,727,642)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	463,753	1,023,871	600,995
Provision for Seed Music receivable (related party)	—	980,000	—
Exchange gains	—	(355,337)	—
Equity in losses of subsidiaries	8,396,376	32,345,988	9,682,209
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	122,056	62,083	55,042
Amounts due from subsidiaries and variable interest entities	(1,645)	—	—
Amount due from related parties	(92,159)	74,964	(4,015)
Accrued expenses and other current liabilities	(277,527)	36,479	(159,414)
Amounts due to subsidiaries and variable interest entities	(4,013,840)	4,160,000	—
Net cash provided by (used in) operating activities	(4,894,124)	3,900,314	(552,825)

Investing activities:
Loan to subsidiaries	(3,001,557)	(12,350,863)	—
Loan to Shanda Capital Limited	(470,000)	—	—
Repayment of loans from related parties under control of Shanda	14,000,000	3,300,000	498,583
Net cash provided by (used in) investing activities	10,528,443	(9,050,863)	498,583

Financing activities:
Proceeds from exercise of options	—	46,400	338,563
Repurchase of ordinary shares	(8,169,481)	(58,147)	—
Net cash provided by (used in) financing activities	(8,169,481)	(11,747)	338,563
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net increase (decrease) in cash and cash equivalents	(2,535,162)	(5,162,296)	284,321
Cash and cash equivalents, beginning of year	7,754,457	5,219,295	56,999
Cash and cash equivalents, end of year	5,219,295	56,999	341,320